Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deposits [line items]
Deposits from customers	$ 676,395,735	$ 536,033,696
Domestic currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	510,134,336	341,083,760
Domestic currency deposits [member] | Checking accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	105,026,914	91,984,479
Domestic currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	182,972,227	80,995,302
Domestic currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	208,712,623	157,927,791
Domestic currency deposits [member] | Time deposits - UVA [member]
Disclosure Of Deposits [line items]
Deposits from customers	5,565,347	1,021,392
Domestic currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	1,980,204	2,309,871
Domestic currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	5,877,021	6,844,925
Foreign currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	166,261,399	194,949,936
Foreign currency deposits [member] | Checking accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	0	0
Foreign currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	134,011,633	160,463,701
Foreign currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	31,133,525	33,122,492
Foreign currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	1,023,311	1,277,254
Foreign currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	$ 92,930	$ 86,489